Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of trade and other receivables
	Current		Non-current
	2021	2020	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)

Trade receivables (b)	91,072	73,366	-	-
Other accounts receivable	5,940	1,913	-	-
Accounts receivable from Parent company and affiliates, note 27	1,314	2,212	-	-
Funds restricted to tax payments	1,314	346	-	-
Loans granted	1,066	1,624	83	1,688
Other receivables from sale of fixed assets	937	1,781	-	-
Interest receivable	636	1,375	-	-
Loans to employees	610	357	-	-
Allowance for expected credit losses (d) and (e)	(5,539)	(5,324)	-	-
Financial assets classified as receivables (e)	97,350	77,650	83	1,688
Value-added tax credit	5,368	6,443	2,673	3,319
Other accounts receivable (c)	-	-	38,242	-
Tax refund receivable	-	319	9,242	9,242
Allowance for expected credit losses (d)	-	-	(9,034)	(9,034)
Non-financial assets classified as receivables	5,368	6,762	41,123	3,527
	102,718	84,412	41,206	5,215

Schedule of movement of the allowance for expected credit losses
	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Opening balance	14,358	12,781	11,329
Additions, note 22	563	1,582	1,452
Recoveries	(348)	(5)	-
Ending balance	14,573	14,358	12,781

Schedule of analysis of trade and other accounts receivable
			Past due but not impaired
	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	5.4%	0.0%	0.9%	1.7%	3.7%	-	76.5%
Carrying amount 2021	102,972	65,314	21,233	6,112	3,672	-	6,641
Expected credit loss	5,539	28	190	105	136	-	5,080

			Past due but not impaired
	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	6.3%	0.2%	10.8%	1.4%	4.2%	-	61.2%
Carrying amount 2020	84,662	68,044	1,943	5,665	1,134	-	7,876
Expected credit loss	5,324	167	209	79	48	-	4,821